Defined Benefit Liabilities (Assets) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Expected contributions in 2020	₩ 214,088
Weighted average durations of defined benefit obligations	9 years 5 months 26 days	9 years 6 months 7 days